Financial assets and liabilities - Carrying amount and undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets and liabilities
Borrowings	$ 5,910	$ 7,879
Undrawn amount	664	640
Not later than one year
Financial assets and liabilities
Borrowings	95	118
Undrawn amount	1	1
Expiring beyond one year
Financial assets and liabilities
Undrawn amount	663	639
Euro
Financial assets and liabilities
Borrowings	1,411	2,221
U.S. dollar
Financial assets and liabilities
Borrowings	3,909	5,149
British pound
Financial assets and liabilities
Borrowings	559	$ 509
Other
Financial assets and liabilities
Borrowings	$ 31